Summary of Significant Accounting Policies and Practices - Schedule of Significant Property and Equipment (Details)	Mar. 31, 2026
Leasehold improvement [Member]
Schedule of Significant Property and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold improvement [Member]
Furniture and fixture [Member]
Schedule of Significant Property and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Significant Property and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Significant Property and Equipment [Line Items]
Estimated useful lives	3 years
Motor vehicle [Member]
Schedule of Significant Property and Equipment [Line Items]
Estimated useful lives	5 years